Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 24, 2016
Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 24, 2016
Document Effective Date	dei_DocumentEffectiveDate	Oct. 24, 2016
Prospectus Date	rr_ProspectusDate	Oct. 24, 2016
Supplement [Text Block]	ck0000890540_SupplementTextBlock

THE ADVISORS' INNER CIRCLE FUND II

KOPERNIK GLOBAL ALL-CAP FUND

KOPERNIK INTERNATIONAL FUND

(EACH, A "FUND" AND TOGETHER, THE "FUNDS")

SUPPLEMENT, DATED OCTOBER 24, 2016,

TO THE FUNDS' SUMMARY PROSPECTUSES AND PROSPECTUS,

EACH DATED MARCH 1, 2016

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUSES AND PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUSES AND PROSPECTUS.

1. In the "Principal Investment Strategies" section of the Kopernik Global All-Cap Fund Summary Prospectus, and the corresponding section of the Prospectus, the third sentence is hereby deleted and replaced with the following:

The Fund will invest at least 40% of its net assets in securities of issuers located outside the U.S. and may invest up to 40% of its net assets in securities of issuers located in emerging or frontier markets, which the Adviser defines as countries other than those classified as developed by MSCI.

2. In the "Principal Investment Strategies" section of the Kopernik International Fund Summary Prospectus, and the corresponding section of the Prospectus, the fourth sentence is hereby deleted and replaced with the following:

Investments in issuers located in emerging or frontier markets, which the Adviser defines as countries other than those classified as developed by MSCI, may comprise up to 50% of the Fund's net assets.

Supplement Closing [Text Block]	ck0000890540_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. KGI-SK-003-0100